Vanguard® Equity Income Fund
Schedule of Investments (unaudited)
As of June 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.7%)
Communication Services (1.8%)
	T-Mobile US Inc.	1,491,649	355,400
	Comcast Corp. Class A	7,147,030	255,078
	Verizon Communications Inc.	5,311,644	229,835
	AT&T Inc.	3,272,909	94,718
	TEGNA Inc.	5,412,248	90,709
	Nexstar Media Group Inc.	95,206	16,466
			1,042,206
Consumer Discretionary (5.1%)
	Industria de Diseno Textil SA	9,156,158	477,647
	Darden Restaurants Inc.	1,745,793	380,531
	Tractor Supply Co.	6,607,757	348,691
	NIKE Inc. Class B	4,008,499	284,764
	Home Depot Inc.	752,012	275,718
	Lowe's Cos. Inc.	774,419	171,820
	Bath & Body Works Inc.	4,224,282	126,560
	eBay Inc.	1,642,444	122,296
	Travel & Leisure Co.	2,283,917	117,873
	McDonald's Corp.	397,246	116,063
	Lear Corp.	1,208,626	114,795
	BorgWarner Inc. (XNYS)	2,373,417	79,462
	Las Vegas Sands Corp.	1,745,434	75,944
	Ralph Lauren Corp.	241,780	66,315
	ADT Inc.	5,537,879	46,906
	Wendy's Co.	4,026,120	45,978
	Macy's Inc.	3,037,007	35,412
	Signet Jewelers Ltd.	411,687	32,750
	Harley-Davidson Inc.	1,135,215	26,791
	H&R Block Inc.	477,228	26,195
	Best Buy Co. Inc.	368,722	24,752
	Williams-Sonoma Inc.	64,099	10,472
[1]	Dillard's Inc. Class A	21,946	9,170
	Starbucks Corp.	49,614	4,546
			3,021,451
Consumer Staples (10.2%)
	Philip Morris International Inc.	4,379,095	797,565
	Unilever plc ADR	11,590,466	708,989
	Archer-Daniels-Midland Co.	13,059,359	689,273
	Keurig Dr Pepper Inc.	16,922,269	559,450
	Walmart Inc.	5,602,368	547,800
	Constellation Brands Inc. Class A	2,495,948	406,041
	Pernod Ricard SA	4,007,466	399,750
	Kenvue Inc.	16,885,489	353,413
	Procter & Gamble Co.	2,045,796	325,936
	PepsiCo Inc.	2,206,487	291,345
	Altria Group Inc.	3,654,618	214,270
	Coca-Cola Co.	2,583,958	182,815
	Colgate-Palmolive Co.	2,007,406	182,473
	Kroger Co.	2,230,186	159,971
	General Mills Inc.	2,223,341	115,191
	Sysco Corp.	940,294	71,218
	Ingredion Inc.	255,230	34,614
	Conagra Brands Inc.	566,235	11,591
	J M Smucker Co.	104,329	10,245
	Lamb Weston Holdings Inc.	93,322	4,839
	Molson Coors Beverage Co. Class B	94,231	4,532
			6,071,321
Energy (8.8%)
	ConocoPhillips	12,874,128	1,155,324
	EQT Corp.	10,920,108	636,861

	Shares	Market Value ($000)
Coterra Energy Inc.	24,496,847	621,730
Marathon Petroleum Corp.	3,581,198	594,873
Targa Resources Corp.	3,257,797	567,117
Exxon Mobil Corp.	3,581,603	386,097
TotalEnergies SE	4,867,173	297,495
EOG Resources Inc.	1,508,726	180,459
Chevron Corp.	975,974	139,750
Devon Energy Corp.	3,847,478	122,388
Halliburton Co.	5,896,271	120,166
Ovintiv Inc. (XNYS)	2,598,294	98,865
Schlumberger NV	2,869,924	97,003
Scorpio Tankers Inc.	2,178,087	85,228
Matador Resources Co.	1,736,086	82,846
Civitas Resources Inc.	1,334,262	36,719
Occidental Petroleum Corp.	189,338	7,954
		5,230,875
Financials (20.7%)
JPMorgan Chase & Co.	7,449,859	2,159,789
Bank of America Corp.	34,913,150	1,652,090
American International Group Inc.	8,363,715	715,850
M&T Bank Corp.	3,440,015	667,328
Morgan Stanley	4,295,197	605,021
Regions Financial Corp.	23,605,643	555,205
Nasdaq Inc.	6,002,381	536,733
MetLife Inc.	6,236,776	501,561
Raymond James Financial Inc.	3,121,569	478,755
Intercontinental Exchange Inc.	2,286,217	419,452
Wells Fargo & Co.	4,942,220	395,971
Ares Management Corp. Class A	2,183,681	378,213
Marsh & McLennan Cos. Inc.	1,714,044	374,759
Citigroup Inc.	3,449,070	293,585
PNC Financial Services Group Inc.	1,029,996	192,012
State Street Corp.	1,540,903	163,860
Ameriprise Financial Inc.	302,237	161,313
Synchrony Financial	2,321,132	154,912
Hartford Insurance Group Inc.	1,205,766	152,975
Popular Inc.	1,223,176	134,806
MGIC Investment Corp.	4,767,103	132,716
Unum Group	1,634,325	131,988
SLM Corp.	3,779,402	123,927
Zions Bancorp NA	2,276,026	118,217
Jackson Financial Inc. Class A	1,313,247	116,603
Voya Financial Inc.	1,590,759	112,944
Everest Group Ltd.	293,909	99,885
Bank of New York Mellon Corp.	1,067,865	97,293
Assured Guaranty Ltd.	1,055,318	91,918
Goldman Sachs Group Inc.	122,342	86,588
Assurant Inc.	346,603	68,451
Aflac Inc.	557,013	58,743
Equitable Holdings Inc.	925,468	51,919
Progressive Corp.	190,606	50,865
Blackrock Inc.	42,943	45,058
Essent Group Ltd.	708,279	43,014
American Financial Group Inc.	230,390	29,077
Stifel Financial Corp.	275,121	28,552
Hancock Whitney Corp.	482,198	27,678
Western Union Co.	2,956,790	24,896
Chubb Ltd.	83,331	24,143
Old Republic International Corp.	545,312	20,962
Blackstone Inc.	107,728	16,114
Corebridge Financial Inc.	444,158	15,768
		12,311,509
Health Care (14.3%)
Johnson & Johnson	10,153,501	1,550,947
UnitedHealth Group Inc.	4,562,131	1,423,248
Merck & Co. Inc.	17,024,855	1,347,688
Gilead Sciences Inc.	9,220,558	1,022,283
Elevance Health Inc.	1,856,129	721,960
Pfizer Inc.	24,871,747	602,891

	Shares	Market Value ($000)
AstraZeneca plc ADR	6,408,241	447,808
Roche Holding AG	1,255,468	409,809
AbbVie Inc.	1,300,328	241,367
Cigna Group	609,940	201,634
Bristol-Myers Squibb Co.	4,144,772	191,861
CVS Health Corp.	2,019,075	139,276
Abbott Laboratories	1,001,500	136,214
Amgen Inc.	194,035	54,177
Medtronic plc	203,941	17,778
Organon & Co.	1,786,061	17,289
		8,526,230
Industrials (12.2%)
Honeywell International Inc.	3,396,790	791,044
PACCAR Inc.	8,267,606	785,919
Emerson Electric Co.	4,649,810	619,959
L3Harris Technologies Inc.	2,360,232	592,041
Canadian National Railway Co.	5,174,023	539,117
Northrop Grumman Corp.	998,961	499,461
Johnson Controls International plc	3,941,759	416,329
IDEX Corp.	2,145,740	376,728
Ferguson Enterprises Inc.	1,556,208	338,864
Caterpillar Inc.	844,140	327,704
Union Pacific Corp.	1,128,164	259,568
Lockheed Martin Corp.	451,220	208,978
Automatic Data Processing Inc.	671,440	207,072
Cummins Inc.	475,125	155,603
FedEx Corp.	670,989	152,522
Otis Worldwide Corp.	1,468,666	145,427
Oshkosh Corp.	1,157,929	131,471
Masco Corp.	1,845,430	118,772
General Dynamics Corp.	403,073	117,560
Owens Corning	840,512	115,587
RTX Corp.	609,568	89,009
Ryder System Inc.	544,198	86,527
Fortune Brands Innovations Inc.	1,620,298	83,413
ManpowerGroup Inc.	1,503,957	60,760
Booz Allen Hamilton Holding Corp.	307,130	31,981
Eaton Corp. plc	58,754	20,975
		7,272,391
Information Technology (11.6%)
Broadcom Inc.	11,396,032	3,141,316
Cisco Systems Inc.	13,903,113	964,598
Accenture plc Class A	2,352,265	703,069
NXP Semiconductors NV	2,769,203	605,043
TE Connectivity plc	3,189,535	537,979
QUALCOMM Inc.	1,902,847	303,047
International Business Machines Corp.	535,285	157,791
NetApp Inc.	1,250,330	133,223
Amdocs Ltd.	1,320,091	120,445
KLA Corp.	132,269	118,479
Texas Instruments Inc.	330,582	68,635
HP Inc.	1,946,701	47,616
Skyworks Solutions Inc.	116,807	8,705
		6,909,946
Materials (3.7%)
PPG Industries Inc.	5,369,212	610,748
Barrick Mining Corp.	23,707,899	493,598
Avery Dennison Corp.	2,724,286	478,030
Anglo American plc	13,138,028	387,281
Reliance Inc.	429,590	134,848
FMC Corp.	1,258,411	52,539
Sealed Air Corp.	1,101,950	34,194
RPM International Inc.	157,545	17,305
NewMarket Corp.	15,180	10,487
		2,219,030
Real Estate (1.6%)
Crown Castle Inc.	5,534,120	568,520

		Shares	Market Value ($000)
	Weyerhaeuser Co.	14,539,184	373,512
			942,032
Utilities (7.7%)
	American Electric Power Co. Inc.	6,695,352	694,710
	Sempra	8,580,898	650,175
	Dominion Energy Inc.	10,946,801	618,713
	PPL Corp.	16,748,791	567,617
	Atmos Energy Corp.	2,998,166	462,047
	WEC Energy Group Inc.	3,773,302	393,178
	NextEra Energy Inc.	3,582,196	248,676
	NRG Energy Inc.	964,994	154,959
	Exelon Corp.	3,395,116	147,416
	National Fuel Gas Co.	1,530,782	129,673
	Edison International	2,483,135	128,130
	Evergy Inc.	1,617,466	111,492
	UGI Corp.	2,821,295	102,752
	Duke Energy Corp.	709,241	83,690
	DTE Energy Co.	310,127	41,079
	Public Service Enterprise Group Inc.	191,344	16,107
	CMS Energy Corp.	71,453	4,950
			4,555,364
Total Common Stocks (Cost $44,117,082)			58,102,355
Temporary Cash Investments (2.1%)
Money Market Fund (1.4%)
[2,3]	Vanguard Market Liquidity Fund, 4.355%	8,280,755	827,993
		Face Amount ($000)
Repurchase Agreements (0.7%)
	Goldman Sachs & Co. 4.400%, 7/1/25 (Dated 6/30/25, Repurchase Value $147,718, collateralized by U.S. Government Agency Obligations 2.000%–6.500%, 11/1/36–12/15/63, with a value of $150,654)	147,700	147,700
	NatWest Markets plc 4.390%, 7/1/25 (Dated 6/30/25, Repurchase Value $213,426, collateralized by U.S. Treasury Obligations 0.875%–4.125%, 9/30/26–2/28/30, with a value of $217,668)	213,400	213,400
	Nomura International plc 4.390%, 7/1/25 (Dated 6/30/25, Repurchase Value $90,511, collateralized by U.S. Treasury Obligations 0.000%–4.625%, 12/26/25–2/15/54, with a value of $92,311)	90,500	90,500
			451,600
Total Temporary Cash Investments (Cost $1,279,532)			1,279,593
Total Investments (99.8%) (Cost $45,396,614)			59,381,948
Other Assets and Liabilities—Net (0.2%)			118,195
Net Assets (100%)			59,500,143
Cost is in $000.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,170.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $1,187 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2025	2,765	864,581	21,076
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	56,130,373	1,971,982	—	58,102,355
Temporary Cash Investments	827,993	451,600	—	1,279,593
Total	56,958,366	2,423,582	—	59,381,948
Derivative Financial Instruments
Assets
Futures Contracts[1]	21,076	—	—	21,076
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.